Leases - Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Beginning balance	€ 11,118	€ 8,715
Additions	2,512	3,742
Interest	437	450	€ 341
Payments	(2,218)	(1,889)
Indexation impact	(26)	100
Ending balance	€ 11,823	€ 11,118	€ 8,715